6. Loss Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Loss Per Common Share

NOTE 7 – LOSS PER COMMON SHARE

The basic net loss per common share is calculated by dividing the Company's net loss available to common shareholders by the weighted average number of common shares during the year. The diluted net loss per common share is calculated by dividing the Company's net loss available to common shareholders by the diluted weighted average number of common shares outstanding during the year. The diluted weighted average number of common shares outstanding is the basic weighted number of common shares adjusted for any potentially dilutive debt or equity. Diluted net earnings (loss) per common share excludes any impact from the 3,500,000 warrants outstanding (including 834,000 that are exercisable as of March 31, 2019) as their impact would be antidilutive.

	Three Months Ended March 31,
	2019	2018
Numerator:

Net loss	$(2,448,499)	$(745,877)

Denominator

Denominator for basic and diluted net loss per common share - weighted average of common shares	30,165,622	27,314,589

Basic and diluted net loss per common share attributed to stockholders	$(0.08)	$(0.03)

NOTE 6 – LOSS PER COMMON SHARE

The basic net loss per common share is calculated by dividing the Company's net loss available to common shareholders by the weighted average number of common shares during the year. The diluted net loss per common share is calculated by dividing the Company's net loss available to common shareholders by the diluted weighted average number of common shares outstanding during the year. The diluted weighted average number of common shares outstanding is the basic weighted number of common shares adjusted for any potentially dilutive debt or equity. Diluted net earnings (loss) per common share are the same as basic earnings (loss) per common share due to the lack of dilutive items in the Company.

	Year ended December 31,	Year ended December 31,
	2018	2017
Numerator:

Net loss	$(2,228,620)	$(102,904)

Denominator

Denominator for basic and diluted net loss per common share - weighted average of common shares	28,643,855	24,398,370

Basic and diluted net loss per common share attributed to stockholders	$(0.08)	$(0.00)